Inventories (Tables)	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	2020	2019
Raw materials	$11,305,744	$10,489,858
Work in process	913,751	252,749
Finished goods	8,618,099	7,102,798
Total	$20,837,594	$17,845,405